UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
 Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 [X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2018 to September 30, 2018

October 31, 2018
Date of Report

Shelter Growth Master Term Fund B LP
 (Exact name of securitizer as specified in its charter)

025-04009	0001745521
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Jay Strauss, (203) 355-6113
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [X]

 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), Shelter Growth Master Term Fund B LP has indicated by check mark that there is no activity for the quarterly period.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 31, 2018

SHELTER GROWTH MASTER TERM FUND B LP (Securitizer)

By:	/s/ Dan Sparks
Name: Dan Sparks
Title: Chief Executive Officer